Leases (Schedule Of Future Minimum Lease Payments Under Capital Leases I) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Leases [Line items]
Total minimum lease payments	¥ 52,057	¥ 52,855
Less: Amount representing interest	(28,530)	(28,896)
Present value of net lease payments	¥ 23,527	¥ 23,959